Supplement to the
Fidelity® Stock Selector Small Cap Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2020
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Shadman Riaz (co-lead portfolio manager) has managed the fund since November 2009.

Morgen Peck (co-lead portfolio manager) has managed the fund since March 2011.

Patrick Venanzi (co-manager) has managed the fund since November 2009.

Eirene Kontopoulos (co-manager) has managed the fund since April 2012.

Jennifer Fo Cardillo (co-manager) has managed the fund since November 2021.

It is expected that Ms. Peck will transition off the fund effective on or about September 30, 2023. Mr. Riaz will become lead portfolio manager at that time.

The following information replaces the biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Morgen Peck is co-lead portfolio manager of the fund, which she has managed since March 2011. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

Shadman Riaz is co-lead portfolio manager of the fund, which he has managed since November 2009. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Jennifer Fo Cardillo is co-manager of the fund, which she has managed since November 2021. She also manages other funds. Since joining Fidelity Investments in 2009, Ms. Fo has worked as a research analyst and portfolio manager.

Eirene Kontopoulos is co-manager of the fund, which she has managed since April 2012. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Kontopoulos has worked as a research analyst and portfolio manager.

Patrick Venanzi is co-manager of the fund, which he has managed since November 2009. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager (other than a 3-month leave of absence in 2018).

It is expected that Ms. Peck will transition off the fund effective on or about September 30, 2023. Mr. Riaz will become lead portfolio manager at that time.

ASCS-21-01 1.847517.132	November 16, 2021

Supplement to the
Fidelity® Stock Selector Small Cap Fund
December 30, 2020
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Shadman Riaz (co-lead portfolio manager) has managed the fund since November 2009.

Morgen Peck (co-lead portfolio manager) has managed the fund since March 2011.

Patrick Venanzi (co-manager) has managed the fund since November 2009.

Eirene Kontopoulos (co-manager) has managed the fund since April 2012.

Jennifer Fo Cardillo (co-manager) has managed the fund since November 2021.

It is expected that Ms. Peck will transition off the fund effective on or about September 30, 2023. Mr. Riaz will become lead portfolio manager at that time.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Morgen Peck is co-lead portfolio manager of the fund, which she has managed since March 2011. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

Shadman Riaz is co-lead portfolio manager of the fund, which he has managed since November 2009. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Jennifer Fo Cardillo is co-manager of the fund, which she has managed since November 2021. She also manages other funds. Since joining Fidelity Investments in 2009, Ms. Fo has worked as a research analyst and portfolio manager.

Eirene Kontopoulos is co-manager of the fund, which she has managed since April 2012. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Kontopoulos has worked as a research analyst and portfolio manager.

Patrick Venanzi is co-manager of the fund, which he has managed since November 2009. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager (other than a 3-month leave of absence in 2018).

It is expected that Ms. Peck will transition off the fund effective on or about September 30, 2023. Mr. Riaz will become lead portfolio manager at that time.

SCS-21-01 1.708162.132	November 16, 2021